Description of Business (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 07, 2024 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Oct. 28, 2022 $ / shares shares
Description of Business [Abstract]
Reverse stock split, description		On June 7, 2024, the Company effected a 1-for-25 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.0001 (the “common stock”). Following the effect of the Reverse Stock Split, each 25 shares of the Company’s common stock that were issued and outstanding automatically converted into one outstanding share of common stock		On June 7, 2024, the Company effected a 1-for-25 reverse-stock split (the “Reverse Stock-Split”) of its issued and outstanding shares of common stock, par value $0.0001 (the “common stock”). Following the effect of the Reverse Stock Split, each 25 shares of the Company’s common stock that were issued and outstanding automatically converted into one outstanding share of common stock.
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Outstanding warrants (in Shares) | shares	16,788,000					16,788,000
Warrant exercise price (in Dollars per share) | $ / shares	$ 11.5			$ 287.5		$ 11.5
Accumulated deficit		$ (143,336)		$ (139,564)	$ (114,734)
Cash		$ 5,296		1,819	176
Conversion ratio	0.04
Number of employees		19
Assets		$ 7,597		4,658	3,513
Net loss		$ (3,772)	$ (12,697)	$ (24,830)	$ (26,232)